Condensed Combined Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Current Assets:
Cash, cash equivalents and restricted cash	$ 122,981	$ 62,573	$ 318,069
Accounts receivable, net	130,642	102,501
Related party receivables, current	80,463	96,938
Prepaid expenses and other current assets	74,289	79,441
Total current assets	408,375	341,453
Non-Current Assets:
Property and equipment, net	637,644	696,079
Right-of-use lease assets	248,366	271,154
Goodwill	69,041	69,041
Intangible assets, net	63,801	65,439
Other non-current assets	118,506	83,535
Total assets	1,545,733	1,526,701
Current Liabilities:
Accounts payable, accrued and other current liabilities	199,796	221,961
Related party payables, current	42,620	72,683
Current portion of long-term debt	16,250	8,762
Operating lease liabilities, current	38,298	39,006
Deferred revenue	258,132	202,678
Total current liabilities	555,096	545,090
Non-Current Liabilities:
Long-term debt, net of deferred financing costs	643,311	654,912
Operating lease liabilities, non-current	229,501	254,114
Deferred tax liabilities, net	23,377	23,253
Other non-current liabilities	50,945	50,921
Total liabilities	1,502,230	1,528,290
Commitments and contingencies (see Note 9.)
MSG Entertainment Divisional Equity (Deficit):
Members' Equity	77,365	33,265
Accumulated other comprehensive loss	(33,862)	(34,740)
Total MSG Entertainment divisional equity (deficit)	43,503	(1,475)
Nonredeemable noncontrolling interest	0	(114)
Total liabilities and divisional equity (deficit)	$ 1,545,733	1,526,701
MSGE SPINCO, INC [Member]
Current Assets:
Cash, cash equivalents and restricted cash		62,573	318,069
Cash and cash equivalents		58,102	317,819
Restricted cash		4,471	250
Accounts receivable, net		102,501	67,806
Related party receivables, current		96,938	95,442
Prepaid expenses and other current assets		79,441	63,504
Total current assets		341,453	544,821
Non-Current Assets:
Related party receivables, noncurrent		0	66,902
Property and equipment, net		696,079	742,916
Right-of-use lease assets		271,154	95,775
Amortizable intangible assets, net		1,638	7,476
Indefinite-lived intangible assets		63,801	63,801
Goodwill		69,041	69,041
Other non-current assets		83,535	106,557
Total assets		1,526,701	1,697,289
Current Liabilities:
Accounts payable		11,241	2,465
Accrued liabilities and other current liabilities		210,720	123,063
Accounts payable, accrued and other current liabilities		210,720	123,063
Related party payables, current		72,683	57,788
Current portion of long-term debt		8,762	6,500
Operating lease liabilities, current		39,006	40,926
Deferred revenue		202,678	198,505
Total current liabilities		545,090	429,247
Non-Current Liabilities:
Long-term debt, net of deferred financing costs		654,912	611,285
Operating lease liabilities, non-current		254,114	77,211
Deferred tax liabilities, net		23,253	23,270
Other non-current liabilities		50,921	57,624
Total liabilities		1,528,290	1,198,637
MSG Entertainment Divisional Equity (Deficit):
MSG Entertainment investment		33,265	529,500
Accumulated other comprehensive loss		(34,740)	(33,598)
Total MSG Entertainment divisional equity (deficit)		(1,475)	495,902
Nonredeemable noncontrolling interest		(114)	2,750
Total liabilities and divisional equity (deficit)		$ 1,526,701	$ 1,697,289